Portfolio of investments—May 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.20%
Frontier Issuer LLC Series 2024-1 Class C144A	11.16%	6-20-2054	$49,395	$54,888
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37	4-20-2055	105,000	106,388
Ziply Fiber Issuer LLC Series 2024-1A Class C144A	11.17	4-20-2054	60,000	64,336
Total asset-backed securities (Cost $219,627)				225,612

	Shares
Common stocks: 89.46%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Emergence SA†	9	368
Energy: 0.39%
Oil, gas & consumable fuels: 0.39%
Enviva, Inc.†	26,595	436,610
Utilities: 89.05%
Electric utilities: 50.73%
Alliant Energy Corp.	45,424	2,826,736
American Electric Power Co., Inc.	42,859	4,435,478
Constellation Energy Corp.	30,852	9,445,340
Duke Energy Corp.	45,097	5,308,819
Entergy Corp.	53,016	4,415,173
Eversource Energy	22,708	1,471,705
Exelon Corp.	88,044	3,858,088
FirstEnergy Corp.	41,467	1,739,126
NextEra Energy, Inc.	194,311	13,726,129
Southern Co.	73,408	6,606,720
Xcel Energy, Inc.	35,204	2,467,800
		56,301,114
Gas utilities: 4.06%
Atmos Energy Corp.	29,092	4,499,951
Independent power and renewable electricity producers: 4.95%
Vistra Corp.	34,204	5,492,136
Multi-utilities: 26.47%
Ameren Corp.	36,180	3,505,118
CenterPoint Energy, Inc.	90,987	3,388,356
CMS Energy Corp.	59,487	4,177,772
Dominion Energy, Inc.	32,328	1,832,028
DTE Energy Co.	35,509	4,852,305
Public Service Enterprise Group, Inc.	56,248	4,557,775
Sempra	50,922	4,001,960
WEC Energy Group, Inc.	28,511	3,063,222
		29,378,536
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 1

Portfolio of investments—May 31, 2025 (unaudited)

	Shares	Value
Water utilities: 2.84%
American Water Works Co., Inc.	22,022	$3,148,485
Investment Companies: 0.02%
Resolute Topco, Inc.†	2,068	17,233
Total common stocks (Cost $69,257,178)		99,274,433

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 27.84%
Basic materials: 0.53%
Chemicals: 0.41%
Celanese U.S. Holdings LLC	6.50%	4-15-2030	$145,000	146,146
Chemours Co.144A	8.00	1-15-2033	145,000	126,418
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	185,000	181,504
				454,068
Iron/steel: 0.12%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	155,000	133,695
Communications: 3.92%
Advertising: 0.53%
Clear Channel Outdoor Holdings, Inc.144A	5.13	8-15-2027	125,000	122,278
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	150,000	157,101
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	135,000	126,651
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	170,000	179,529
				585,559
Internet: 0.30%
Arches Buyer, Inc.144A	6.13	12-1-2028	80,000	73,124
Cablevision Lightpath LLC144A	5.63	9-15-2028	130,000	125,545
Match Group Holdings II LLC144A	5.63	2-15-2029	130,000	128,910
				327,579
Media: 1.83%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	345,000	297,815
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	450,000	421,943
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	50,000	45,507
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	25,000	24,521
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	85,000	83,826
CSC Holdings LLC144A	3.38	2-15-2031	150,000	98,250
CSC Holdings LLC144A	5.50	4-15-2027	180,000	170,517
CSC Holdings LLC144A	5.75	1-15-2030	90,000	45,430
CSC Holdings LLC144A	11.25	5-15-2028	100,000	98,968
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	35,000	34,451
DISH DBS Corp.144A	5.75	12-1-2028	90,000	76,165
DISH Network Corp.144A	11.75	11-15-2027	295,000	304,355
See accompanying notes to portfolio of investments
2 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Paramount Global (3 Month LIBOR+3.90%)±	6.25%	2-28-2057	$100,000	$94,308
Sirius XM Radio LLC144A	4.13	7-1-2030	260,000	236,228
				2,032,284
Telecommunications: 1.26%
CommScope LLC144A	8.25	3-1-2027	105,000	104,730
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	451,149	387,988
Level 3 Financing, Inc.144A	3.63	1-15-2029	130,000	107,900
Level 3 Financing, Inc.144A	3.88	10-15-2030	140,000	117,950
Level 3 Financing, Inc.144A	10.50	4-15-2029	260,000	292,500
Lumen Technologies, Inc.144A	10.00	10-15-2032	138,125	141,661
Viasat, Inc.144A	5.63	4-15-2027	80,000	78,795
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	165,000	171,723
				1,403,247
Consumer, cyclical: 4.21%
Airlines: 0.08%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.75	4-20-2029	95,000	93,288
Auto parts & equipment: 0.31%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	105,000	104,173
Adient Global Holdings Ltd.144A	8.25	4-15-2031	30,000	30,620
Cooper Tire & Rubber Co. LLC	7.63	3-15-2027	107,000	108,954
ZF North America Capital, Inc.144A	6.88	4-23-2032	105,000	96,324
				340,071
Distribution/wholesale: 0.04%
RB Global Holdings, Inc.144A	7.75	3-15-2031	40,000	41,872
Entertainment: 1.02%
CCM Merger, Inc.144A	6.38	5-1-2026	430,000	430,160
Churchill Downs, Inc.144A	6.75	5-1-2031	170,000	173,136
Cinemark USA, Inc.144A	7.00	8-1-2032	300,000	308,619
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	220,000	224,291
				1,136,206
Home builders: 0.14%
LGI Homes, Inc.144A	8.75	12-15-2028	150,000	154,372
Housewares: 0.24%
Newell Brands, Inc.	6.38	5-15-2030	125,000	117,430
Newell Brands, Inc.144A	8.50	6-1-2028	140,000	144,837
				262,267
Leisure time: 0.58%
NCL Corp. Ltd.144A	6.75	2-1-2032	80,000	80,015
NCL Corp. Ltd.144A	7.75	2-15-2029	50,000	52,570
NCL Corp. Ltd.144A	8.13	1-15-2029	55,000	57,910
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 3

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time(continued)
Sabre Global, Inc.144A	10.75%	11-15-2029	$162,000	$165,240
Sabre Global, Inc.144A%%	11.13	7-15-2030	15,000	15,390
Viking Cruises Ltd.144A	5.88	9-15-2027	45,000	44,978
Viking Cruises Ltd.144A	7.00	2-15-2029	225,000	226,568
				642,671
Lodging: 0.27%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	140,000	141,581
Hilton Domestic Operating Co., Inc.144A	6.13	4-1-2032	160,000	162,469
				304,050
Retail: 1.53%
Carvana Co. (PIK at 13.00%)144A¥	9.00	6-1-2030	295,000	311,087
FirstCash, Inc.144A	4.63	9-1-2028	90,000	87,679
FirstCash, Inc.144A	6.88	3-1-2032	215,000	220,377
Group 1 Automotive, Inc.144A	6.38	1-15-2030	105,000	106,931
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	125,000	115,794
Michaels Cos., Inc.144A	7.88	5-1-2029	135,000	65,138
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	150,000	146,022
QXO Building Products, Inc.144A	6.75	4-30-2032	100,000	102,535
Saks Global Enterprises LLC144A	11.00	12-15-2029	175,000	78,312
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	100,000	101,597
Sonic Automotive, Inc.144A	4.63	11-15-2029	65,000	62,090
Sonic Automotive, Inc.144A	4.88	11-15-2031	155,000	144,438
Walgreens Boots Alliance, Inc.	8.13	8-15-2029	150,000	157,165
				1,699,165
Consumer, non-cyclical: 3.77%
Commercial services: 1.40%
Allied Universal Holdco LLC144A	7.88	2-15-2031	105,000	108,819
Block, Inc.	6.50	5-15-2032	190,000	194,178
CoreCivic, Inc.	8.25	4-15-2029	315,000	332,934
GEO Group, Inc.	8.63	4-15-2029	200,000	211,115
GEO Group, Inc.	10.25	4-15-2031	180,000	197,306
Herc Holdings Escrow, Inc.144A%%	7.00	6-15-2030	100,000	103,023
Hertz Corp.144A	12.63	7-15-2029	40,000	40,729
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	40,000	39,959
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	235,000	202,666
Veritiv Operating Co.144A	10.50	11-30-2030	115,000	122,315
				1,553,044
Food: 0.40%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	5.88	2-15-2028	120,000	119,892
B&G Foods, Inc.144A	8.00	9-15-2028	235,000	221,474
Performance Food Group, Inc.144A	6.13	9-15-2032	105,000	105,845
				447,211
See accompanying notes to portfolio of investments
4 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services: 1.63%
CHS/Community Health Systems, Inc.144A	5.25%	5-15-2030	$95,000	$85,552
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	125,000	120,098
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	80,000	85,269
Concentra Health Services, Inc.144A	6.88	7-15-2032	175,000	180,045
DaVita, Inc.144A	6.88	9-1-2032	340,000	345,386
MPH Acquisition Holdings LLC144A	5.75	12-31-2030	74,180	59,159
MPH Acquisition Holdings LLC (PIK at 0.75%)144A¥	6.75	3-31-2031	88,741	64,782
MPH Acquisition Holdings LLC (PIK at 5.00%)144A¥	11.50	12-31-2030	59,164	58,345
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	155,000	150,046
Star Parent, Inc.144A	9.00	10-1-2030	240,000	248,056
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	115,000	114,778
Tenet Healthcare Corp.	6.75	5-15-2031	290,000	298,715
				1,810,231
Pharmaceuticals: 0.34%
AdaptHealth LLC144A	5.13	3-1-2030	145,000	133,998
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	235,000	243,244
				377,242
Energy: 3.67%
Energy-alternate sources: 0.15%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	635,000	0
TerraForm Power Operating LLC144A	4.75	1-15-2030	175,000	164,958
				164,958
Oil & gas: 1.06%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	90,000	92,229
California Resources Corp.144A	8.25	6-15-2029	80,000	80,145
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	205,000	210,271
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	120,000	131,061
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	170,000	156,109
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	30,000	27,335
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	60,000	59,706
Kimmeridge Texas Gas LLC144A	8.50	2-15-2030	50,000	49,425
Kraken Oil & Gas Partners LLC144A	7.63	8-15-2029	55,000	52,115
Murphy Oil Corp.	6.00	10-1-2032	110,000	102,545
Nabors Industries Ltd.144A	7.50	1-15-2028	70,000	58,478
Nabors Industries, Inc.144A	8.88	8-15-2031	90,000	61,591
Nabors Industries, Inc.144A	9.13	1-31-2030	110,000	100,230
				1,181,240
Oil & gas services: 0.50%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	110,000	110,579
Bristow Group, Inc.144A	6.88	3-1-2028	330,000	329,034
Oceaneering International, Inc.	6.00	2-1-2028	115,000	113,450
				553,063
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 5

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines: 1.96%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63%	2-1-2032	$60,000	$61,293
Buckeye Partners LP	5.85	11-15-2043	150,000	126,626
Buckeye Partners LP144A	6.88	7-1-2029	90,000	92,537
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	100,000	96,095
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	195,000	206,447
Excelerate Energy LP144A	8.00	5-15-2030	60,000	62,114
Harvest Midstream I LP144A	7.50	9-1-2028	175,000	177,695
Hess Midstream Operations LP144A	5.50	10-15-2030	80,000	79,097
Hess Midstream Operations LP144A	6.50	6-1-2029	40,000	40,836
Kinetik Holdings LP144A	5.88	6-15-2030	180,000	178,930
Prairie Acquiror LP144A	9.00	8-1-2029	125,000	127,073
Rockies Express Pipeline LLC144A	6.75	3-15-2033	45,000	46,348
Rockies Express Pipeline LLC144A	6.88	4-15-2040	285,000	272,904
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	210,000	201,219
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	100,000	101,377
Venture Global LNG, Inc.144A	8.38	6-1-2031	200,000	203,028
Venture Global LNG, Inc.144A	9.88	2-1-2032	95,000	101,065
				2,174,684
Financial: 4.97%
Banks: 0.19%
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	210,000	205,733
Diversified financial services: 1.89%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	190,000	188,674
Encore Capital Group, Inc.144A	9.25	4-1-2029	200,000	213,250
EZCORP, Inc.144A	7.38	4-1-2032	105,000	108,964
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	50,000	50,083
Jane Street Group/JSG Finance, Inc.144A	6.75	5-1-2033	70,000	71,787
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	165,000	172,369
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	130,000	123,157
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	6.63	10-15-2031	100,000	98,992
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	60,000	61,414
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	105,000	111,372
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	155,000	161,400
Navient Corp.	11.50	3-15-2031	180,000	203,909
OneMain Finance Corp.	7.88	3-15-2030	195,000	203,775
PRA Group, Inc.144A	5.00	10-1-2029	119,000	106,750
United Wholesale Mortgage LLC144A	5.50	4-15-2029	235,000	224,966
				2,100,862
Insurance: 1.05%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	7.38	10-1-2032	320,000	328,923
AmWINS Group, Inc.144A	4.88	6-30-2029	85,000	81,433
AmWINS Group, Inc.144A	6.38	2-15-2029	115,000	116,611
BroadStreet Partners, Inc.144A	5.88	4-15-2029	160,000	157,547
HUB International Ltd.144A	7.25	6-15-2030	30,000	31,243
See accompanying notes to portfolio of investments
6 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
HUB International Ltd.144A	7.38%	1-31-2032	$225,000	$234,810
Panther Escrow Issuer LLC144A	7.13	6-1-2031	105,000	108,623
USI, Inc.144A	7.50	1-15-2032	100,000	104,821
				1,164,011
REITs: 1.84%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	120,000	126,336
Brandywine Operating Partnership LP	8.88	4-12-2029	225,000	239,597
Iron Mountain, Inc.144A	4.50	2-15-2031	185,000	173,345
Iron Mountain, Inc.144A	5.25	7-15-2030	315,000	307,381
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	220,000	228,151
MPT Operating Partnership LP/MPT Finance Corp.144A	8.50	2-15-2032	125,000	128,130
RHP Hotel Properties LP/RHP Finance Corp.144A%%	6.50	6-15-2033	55,000	55,936
Service Properties Trust	8.38	6-15-2029	70,000	70,833
Service Properties Trust144A	8.63	11-15-2031	305,000	324,837
Starwood Property Trust, Inc.144A	6.50	7-1-2030	180,000	182,555
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	60,000	54,661
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	10.50	2-15-2028	139,000	147,462
				2,039,224
Industrial: 3.06%
Aerospace/defense: 0.58%
Spirit AeroSystems, Inc.144A	9.75	11-15-2030	190,000	209,810
TransDigm, Inc.144A	6.63	3-1-2032	425,000	434,140
				643,950
Building materials: 0.59%
Builders FirstSource, Inc.144A	6.38	3-1-2034	150,000	149,450
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	140,000	123,900
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	240,000	242,427
Quikrete Holdings, Inc.144A	6.38	3-1-2032	50,000	50,808
Quikrete Holdings, Inc.144A	6.75	3-1-2033	90,000	91,327
				657,912
Electrical components & equipment: 0.38%
Energizer Holdings, Inc.144A	4.38	3-31-2029	220,000	206,658
WESCO Distribution, Inc.144A	6.63	3-15-2032	215,000	220,102
				426,760
Environmental control: 0.12%
Clean Harbors, Inc.144A	6.38	2-1-2031	130,000	132,289
Hand/machine tools: 0.41%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	155,000	168,562
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	16.50	10-15-2028	280,842	284,659
				453,221
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 7

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Machinery-diversified: 0.28%
Chart Industries, Inc.144A	7.50%	1-1-2030	$95,000	$99,161
Chart Industries, Inc.144A	9.50	1-1-2031	110,000	117,220
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	90,000	89,148
				305,529
Packaging & containers: 0.44%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	190,000	190,468
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	60,000	60,843
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	100,000	102,263
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	125,000	130,617
				484,191
Trucking & leasing: 0.26%
Fortress Transportation & Infrastructure Investors LLC144A	7.00	5-1-2031	205,000	209,956
Fortress Transportation & Infrastructure Investors LLC144A	7.00	6-15-2032	80,000	81,781
				291,737
Technology: 2.03%
Computers: 0.44%
Diebold Nixdorf, Inc.144A	7.75	3-31-2030	155,000	162,922
Insight Enterprises, Inc.144A	6.63	5-15-2032	105,000	106,988
Seagate HDD Cayman	8.50	7-15-2031	205,000	218,894
				488,804
Office/business equipment: 0.15%
Zebra Technologies Corp.144A	6.50	6-1-2032	165,000	167,941
Semiconductors: 0.10%
Entegris, Inc.144A	5.95	6-15-2030	110,000	110,060
Software: 1.34%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	275,000	264,969
Cloud Software Group, Inc.144A	6.50	3-31-2029	235,000	234,736
Cloud Software Group, Inc.144A	8.25	6-30-2032	225,000	236,581
Cloud Software Group, Inc.144A	9.00	9-30-2029	305,000	312,192
Ellucian Holdings, Inc.144A	6.50	12-1-2029	140,000	141,391
Rocket Software, Inc.144A	9.00	11-28-2028	170,000	175,397
SS&C Technologies, Inc.144A	6.50	6-1-2032	115,000	118,081
				1,483,347
Utilities: 1.68%
Electric: 1.59%
AES Corp. (5 Year Treasury Constant Maturity+2.89%)±	6.95	7-15-2055	135,000	128,083
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	180,000	181,424
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	115,000	113,611
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	205,000	209,588
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	225,000	215,901
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	210,000	205,635
See accompanying notes to portfolio of investments
8 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13%	4-1-2052	$110,000	$103,839
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	105,000	106,509
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	110,000	118,155
Vistra Operations Co. LLC144A	7.75	10-15-2031	160,000	169,654
XPLR Infrastructure Operating Partners LP144A	7.25	1-15-2029	205,000	206,006
				1,758,405
Gas: 0.09%
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	100,000	104,445
Total corporate bonds and notes (Cost $30,566,142)				30,890,488
Loans: 2.11%
Communications: 0.77%
Media: 0.33%
CSC Holdings LLC (U.S. SOFR 1 Month+4.50%)±	8.83	1-18-2028	104,352	102,917
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.79	8-2-2029	156,044	153,412
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)‡±	8.83	9-30-2027	171,830	112,119
				368,448
Telecommunications: 0.44%
CommScope, Inc. (U.S. SOFR 1 Month+5.25%)±	9.58	12-17-2029	345,000	347,971
Lumen Technologies, Inc. (U.S. SOFR 1 Month+2.35%)±	6.79	4-15-2030	140,000	138,464
				486,435
Consumer, cyclical: 0.35%
Airlines: 0.06%
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	8.02	10-20-2027	50,996	51,248
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	8.05	4-1-2031	10,000	9,992
				61,240
Auto parts & equipment: 0.11%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	9.54	3-30-2027	124,340	119,968
Housewares: 0.09%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	10.08	10-30-2029	105,164	104,953
Retail: 0.09%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	7.81	3-3-2028	110,000	101,691
Consumer, non-cyclical: 0.36%
Commercial services: 0.15%
GEO Group, Inc. (U.S. SOFR 1 Month+5.25%)±	9.58	4-13-2029	64,773	65,394
Hertz Corp. (U.S. SOFR 3 Month+3.50%)±	8.04	6-30-2028	114,751	94,741
				160,135
Healthcare-services: 0.21%
Modivcare, Inc. (U.S. SOFR 3 Month+4.75%)±	9.05	7-1-2031	274,305	184,089
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 9

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
Modivcare, Inc. (U.S. SOFR 3 Month+7.50%)±	11.71%	1-9-2026	$47,065	$35,534
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%)±	8.03	12-31-2030	17,913	17,592
				237,215
Energy: 0.06%
Pipelines: 0.06%
Prairie Acquiror LP (U.S. SOFR 1 Month+4.25%)±	8.58	8-1-2029	69,302	69,519
Financial: 0.21%
Insurance: 0.21%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	7.69	7-31-2027	69,637	69,173
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	9.69	1-31-2028	169,633	163,483
				232,656
Industrial: 0.22%
Aerospace/defense: 0.03%
Spirit AeroSystems, Inc. (U.S. SOFR 3 Month+4.50%)±	8.78	1-15-2027	35,000	35,015
Building materials: 0.19%
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%)±	8.18	11-23-2027	159,443	150,986
Quikrete Holdings, Inc. (U.S. SOFR 1 Month+2.25%)±	6.58	2-10-2032	60,000	59,700
				210,686
Technology: 0.14%
Computers: 0.09%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	7.33	3-1-2029	104,738	100,601
Software: 0.05%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.25%)±	8.58	11-28-2028	49,500	49,534
Total loans (Cost $2,511,215)				2,338,096
Yankee corporate bonds and notes: 5.01%
Communications: 1.43%
Internet: 0.41%
Rakuten Group, Inc.144A	9.75	4-15-2029	235,000	251,605
Rakuten Group, Inc. (5 Year Treasury Constant Maturity+4.25%)144Aʊ±	8.13	12-15-2029	215,000	206,206
				457,811
Media: 0.42%
Virgin Media Finance PLC144A	5.00	7-15-2030	65,000	58,926
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	250,000	230,840
Virgin Media Vendor Financing Notes IV DAC144A	5.00	7-15-2028	45,000	43,850
VZ Secured Financing BV144A	5.00	1-15-2032	145,000	125,343
				458,959
See accompanying notes to portfolio of investments
10 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications: 0.60%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13%	4-15-2055	$325,000	$325,472
Telecom Italia Capital SA	7.20	7-18-2036	125,000	129,960
Zegona Finance PLC144A	8.63	7-15-2029	200,000	213,000
				668,432
Consumer, cyclical: 0.75%
Airlines: 0.31%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	200,000	210,500
Latam Airlines Group SA144A	7.88	4-15-2030	130,000	130,520
				341,020
Entertainment: 0.18%
Banijay Entertainment SASU144A	8.13	5-1-2029	200,000	207,545
Leisure time: 0.26%
Carnival Corp.144A	6.00	5-1-2029	100,000	100,264
Carnival Corp.144A	6.13	2-15-2033	185,000	185,457
				285,721
Consumer, non-cyclical: 1.00%
Cosmetics/Personal Care: 0.29%
Opal Bidco SAS144A	6.50	3-31-2032	145,000	144,871
Perrigo Finance Unlimited Co.	6.13	9-30-2032	175,000	174,691
				319,562
Healthcare-products: 0.16%
Bausch & Lomb Corp.144A	8.38	10-1-2028	170,000	175,756
Pharmaceuticals: 0.55%
1261229 BC Ltd.144A	10.00	4-15-2032	305,000	301,955
Bausch Health Cos., Inc.144A	11.00	9-30-2028	60,000	57,568
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	230,000	255,852
				615,375
Energy: 0.32%
Coal: 0.00%
Griffin Coal Mining Co. Pty. Ltd.144A♦†	9.50	12-1-2049	60,913	0
Oil & gas: 0.23%
Baytex Energy Corp.144A	8.50	4-30-2030	80,000	77,516
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	128,820	111,203
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	65,000	59,514
				248,233
Pipelines: 0.09%
Northriver Midstream Finance LP144A	6.75	7-15-2032	100,000	100,913
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 11

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 0.79%
Banks: 0.31%
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95%	5-2-2029	$120,000	$124,094
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	110,000	115,024
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	105,000	101,138
				340,256
Diversified financial services: 0.48%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	110,000	112,828
GGAM Finance Ltd.144A	5.88	3-15-2030	225,000	223,875
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	200,000	202,247
				538,950
Industrial: 0.52%
Aerospace/defense: 0.15%
Bombardier, Inc.144A	8.75	11-15-2030	160,000	171,729
Electronics: 0.16%
Sensata Technologies BV144A	5.88	9-1-2030	175,000	173,067
Machinery-diversified: 0.01%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	15,000	15,021
Packaging & containers: 0.20%
Trivium Packaging Finance BV144A	8.25	7-15-2030	100,000	103,754
Trivium Packaging Finance BV144A	12.25	1-15-2031	110,000	115,675
				219,429
Utilities: 0.20%
Electric: 0.20%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	235,000	224,891
Total yankee corporate bonds and notes (Cost $5,623,118)				5,562,670

		Yield	Shares
Short-term investments: 2.56%
Investment companies: 2.56%
Allspring Government Money Market Fund Select Class♠∞##		4.23	2,844,141	2,844,141
Total short-term investments (Cost $2,844,141)				2,844,141
Total investments in securities (Cost $111,021,421)	127.18%			141,135,440
Other assets and liabilities, net	(27.18)			(30,161,851)
Total net assets	100.00%			$110,973,589

See accompanying notes to portfolio of investments
12 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2025 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$911,182	$17,622,238	$(15,689,279)	$0	$0	$2,844,141	2,844,141	$56,612
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 13

Notes to portfolio of investments—May 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
14 | Allspring Utilities and High Income Fund

Notes to portfolio of investments—May 31, 2025 (unaudited)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$225,612	$0	$225,612
Common stocks
Communication services	0	368	0	368
Energy	0	436,610	0	436,610
Investment Companies	0	17,233	0	17,233
Utilities	98,820,222	0	0	98,820,222
Corporate bonds and notes	0	30,890,488	0	30,890,488
Loans	0	2,225,977	112,119	2,338,096
Yankee corporate bonds and notes	0	5,562,670	0	5,562,670
Short-term investments
Investment companies	2,844,141	0	0	2,844,141
Total assets	$101,664,363	$39,358,958	$112,119	$141,135,440
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At May 31, 2025, the Fund had no material transfers into/out of Level 3.
Allspring Utilities and High Income Fund | 15